Segmented Information - Schedule of external revenues by geographical location (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 87,253	$ 22,648	$ 132,864	$ 54,889
Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	82,073	20,765	122,870	50,401
High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 5,180	$ 1,883	9,994	4,488
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Canada [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Canada [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Sweden [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Sweden [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Sweden [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Paraguay [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Paraguay [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Paraguay [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			0	0
Bermuda [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			132,864	54,889
Bermuda [Member] | Revenue from digital currency mining [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			122,870	50,401
Bermuda [Member] | High performance computing hosting [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			$ 9,994	$ 4,488